REGULATORY MATTERS - Schedule of Actual Capital Balances (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Regulatory capital
CET 1 Capital Ratio	$ 13,500,383	$ 13,723,689
Tier 1 Capital Ratio	15,500,383	15,838,682
Total Capital Ratio	17,775,518	18,176,680
Leverage Ratio	$ 15,500,383	$ 15,838,682
Capital ratio
Common Equity Tier 1 Capital Ratio (as a percent)	0.1257	0.1271
Tier 1 Capital Ratio (as a percent)	0.1443	0.1466
Total Capital Ratio (as a percent)	0.1655	0.1683
Leverage Ratio (as a percent)	0.0919	0.0927
SBNA
Regulatory capital
CET 1 Capital Ratio	$ 13,115,216	$ 13,077,980
Tier 1 Capital Ratio	13,115,216	13,077,980
Total Capital Ratio	13,911,413	13,934,047
Leverage Ratio	$ 13,115,216	$ 13,077,980
Capital ratio
Common Equity Tier 1 Capital Ratio (as a percent)	0.2074	0.1921
Tier 1 Capital Ratio (as a percent)	0.2074	0.1921
Total Capital Ratio (as a percent)	0.2200	0.2047
Leverage Ratio (as a percent)	0.1261	0.1183